FVM - Movements of level 3 instruments - Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	$ 328,401
Balance at the end of period	401,555	$ 328,401
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	13,438
Balance at the end of period	20,405	13,438
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	3,200	1,700
Total gains / losses included in comprehensive income - Net gains / losses included in income	100	300
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	200	300
Purchases	0	0
Sales	(0)	(0)
Issuances	1,900	1,900
Settlements	(2,000)	(600)
Transfers into Level 3	600	0
Transfers out of Level 3	(600)	(200)
Foreign currency translation	(100)	0
Balance at the end of period	4,100	3,200
Level 3 | Derivative financial instruments | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Effect from a business combination	900
Level 3 | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	100	100
Total gains / losses included in comprehensive income - Net gains / losses included in income	0	0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	0
Purchases	0	0
Sales	(0)	(0)
Issuances	0	0
Settlements	(0)	(100)
Transfers into Level 3	100	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	300	100
Level 3 | Derivative financial instruments | Interest rate contracts | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Effect from a business combination	100
Level 3 | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	2,700	1,200
Total gains / losses included in comprehensive income - Net gains / losses included in income	400	300
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	200	300
Purchases	0	0
Sales	(0)	(0)
Issuances	1,700	1,800
Settlements	(1,800)	(400)
Transfers into Level 3	400	0
Transfers out of Level 3	(400)	(200)
Foreign currency translation	(100)	0
Balance at the end of period	3,100	2,700
Level 3 | Derivative financial instruments | Equity / index contracts | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Effect from a business combination	200
Level 3 | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	300	300
Total gains / losses included in comprehensive income - Net gains / losses included in income	(100)	0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	0
Purchases	0	0
Sales	(0)	(0)
Issuances	200	100
Settlements	(100)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(100)
Foreign currency translation	0	0
Balance at the end of period	400	300
Level 3 | Derivative financial instruments | Credit derivative contracts | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Effect from a business combination	200
Level 3 | Derivative financial instruments | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	0
Total gains / losses included in comprehensive income - Net gains / losses included in income	(200)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0
Purchases	0
Sales	(0)
Issuances	0
Settlements	(100)
Transfers into Level 3	0
Transfers out of Level 3	(100)
Foreign currency translation	0
Balance at the end of period	100	0
Level 3 | Derivative financial instruments | Loan commitments measured at FVTPL | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Effect from a business combination	400
Level 3 | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	7,800	9,200
Total gains / losses included in comprehensive income - Net gains / losses included in income	300	400
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	200	300
Purchases	0	0
Sales	(0)	(0)
Issuances	4,300	3,500
Settlements	(3,500)	(3,200)
Transfers into Level 3	1,700	500
Transfers out of Level 3	(2,900)	(2,600)
Foreign currency translation	(300)	0
Balance at the end of period	11,800	7,800
Level 3 | Debt issued designated at fair value | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Effect from a business combination	4,500
Level 3 | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	2,300	2,000
Total gains / losses included in comprehensive income - Net gains / losses included in income	(100)	300
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	400
Purchases	0	0
Sales	(0)	(0)
Issuances	1,300	200
Settlements	(1,100)	(200)
Transfers into Level 3	100	0
Transfers out of Level 3	(100)	(0)
Foreign currency translation	0	0
Balance at the end of period	4,300	$ 2,300
Level 3 | Other financial liabilities designated at fair value | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Effect from a business combination	$ 1,900